Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Foreign Exchange Risk Factor [Line items]
Net Income for the Year	$ 1,624,609,562	$ 734,232,809	$ 329,383,717
Shareholders’ Equity	$ 6,063,744,080	4,392,823,707	$ 4,128,541,133	$ 4,021,904,615
Currency risk | Top of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 64,539	158,558
Shareholders’ Equity	$ 709,926	1,744,137
Currency risk | Top of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 1,040	5,329
Shareholders’ Equity	$ 11,437	58,618
Currency risk | Top of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 175	163
Shareholders’ Equity	$ 1,928	1,797
Currency risk | Top of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 35	76
Shareholders’ Equity	$ 386	838
Currency risk | Top of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ (2)	24
Shareholders’ Equity	$ (18)	259
Currency risk | Top of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 143	203
Shareholders’ Equity	$ 1,569	2,235
Currency risk | Bottom of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (64,539)	(158,558)
Shareholders’ Equity	$ 580,848	1,427,021
Currency risk | Bottom of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (1,040)	(5,329)
Shareholders’ Equity	$ 9,357	47,960
Currency risk | Bottom of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (175)	(163)
Shareholders’ Equity	$ 1,578	1,471
Currency risk | Bottom of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (35)	(76)
Shareholders’ Equity	$ 316	686
Currency risk | Bottom of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ 2	(24)
Shareholders’ Equity	$ (14)	211
Currency risk | Bottom of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (143)	(203)
Shareholders’ Equity	$ 1,283	$ 1,829